Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Global Opportunities Fund - Class A | Credit Risk with Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Global Opportunities Fund - Class A | Equity Risk with Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Global Opportunities Fund - Class A | Foreign Exchange Risk with Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Columbia Global Opportunities Fund - Class A | Interest Rate Risk with Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Columbia Global Opportunities Fund - Class A | Equity Risk with Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Columbia Global Opportunities Fund - Class A | Foreign Exchange Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Global Opportunities Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Global Opportunities Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Global Opportunities Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Global Opportunities Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Global Opportunities Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Global Opportunities Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Global Opportunities Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Opportunities Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Opportunities Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Global Opportunities Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Opportunities Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Opportunities Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Global Opportunities Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.40%
Columbia Global Opportunities Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Opportunities Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Opportunities Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Global Opportunities Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Opportunities Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Opportunities Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Opportunities Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Opportunities Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Opportunities Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Opportunities Fund - Advisor Class | Credit Risk with Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Global Opportunities Fund - Advisor Class | Equity Risk with Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Global Opportunities Fund - Advisor Class | Foreign Exchange Risk with Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Columbia Global Opportunities Fund - Advisor Class | Interest Rate Risk with Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Columbia Global Opportunities Fund - Advisor Class | Equity Risk with Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Columbia Global Opportunities Fund - Advisor Class | Foreign Exchange Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Global Opportunities Fund - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Global Opportunities Fund - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Global Opportunities Fund - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Global Opportunities Fund - Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Global Opportunities Fund - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Global Opportunities Fund - Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Global Opportunities Fund - Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Opportunities Fund - Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Opportunities Fund - Advisor Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Global Opportunities Fund - Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Opportunities Fund - Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Opportunities Fund - Advisor Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Global Opportunities Fund - Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.40%
Columbia Global Opportunities Fund - Advisor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Opportunities Fund - Advisor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Opportunities Fund - Advisor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Global Opportunities Fund - Advisor Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Opportunities Fund - Advisor Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Opportunities Fund - Advisor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Opportunities Fund - Advisor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Opportunities Fund - Advisor Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Opportunities Fund - Advisor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Global Opportunities Fund - Institutional Class | Credit Risk with Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Global Opportunities Fund - Institutional Class | Equity Risk with Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Global Opportunities Fund - Institutional Class | Foreign Exchange Risk with Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Columbia Global Opportunities Fund - Institutional Class | Interest Rate Risk with Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Columbia Global Opportunities Fund - Institutional Class | Equity Risk with Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Columbia Global Opportunities Fund - Institutional Class | Foreign Exchange Risk Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Columbia Global Opportunities Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Global Opportunities Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Global Opportunities Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Global Opportunities Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Global Opportunities Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Columbia Global Opportunities Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Global Opportunities Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Global Opportunities Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Opportunities Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Global Opportunities Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Opportunities Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Global Opportunities Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Global Opportunities Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.40%
Columbia Global Opportunities Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Global Opportunities Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Global Opportunities Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Global Opportunities Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Global Opportunities Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Opportunities Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Opportunities Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Global Opportunities Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Global Opportunities Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.70%